Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets [Abstract]
Contracted concessional assets	$ 8,736,368	$ 9,084,270
Investments carried under the equity method	53,002	55,784
Current financial investments	215,148	210,138
Cash and cash equivalents (project companies)	657,212	669,387	$ 614,312	$ 594,811
Total assets	10,157,276	10,492,339
Liabilities [Abstract]
Long-term and short-term project debt	5,218,820	5,475,208
Grants and other liabilities	1,662,379	1,636,060
Long-term and short-term corporate debt	639,041	643,083
Total liabilities	8,293,042	8,596,886
Equity	1,864,234	1,895,453	$ 2,013,130	$ 1,959,111
Total liabilities and equity	10,157,276	10,492,339
Renewable Energy [Member]
Assets [Abstract]
Contracted concessional assets	7,165,843	7,436,362
Investments carried under the equity method	12,088	12,419
Current financial investments	20,478	17,249
Cash and cash equivalents (project companies)	455,421	452,792
Total assets	7,653,830	7,918,822
Liabilities [Abstract]
Long-term and short-term project debt	3,958,261	4,162,596
Grants and other liabilities	1,659,756	1,635,508
Total liabilities	5,618,017	5,798,104
Efficient Natural Gas [Member]
Assets [Abstract]
Contracted concessional assets	606,883	660,387
Investments carried under the equity method	0	0
Current financial investments	118,323	116,430
Cash and cash equivalents (project companies)	26,560	39,064
Total assets	751,766	815,881
Liabilities [Abstract]
Long-term and short-term project debt	548,223	579,173
Grants and other liabilities	788	552
Total liabilities	549,011	579,725
Electric Transmission Lines [Member]
Assets [Abstract]
Contracted concessional assets	876,477	897,269
Investments carried under the equity method	0	0
Current financial investments	61,117	59,289
Cash and cash equivalents (project companies)	14,712	15,325
Total assets	952,306	971,883
Liabilities [Abstract]
Long-term and short-term project debt	680,398	698,346
Grants and other liabilities	1,032	0
Total liabilities	681,430	698,346
Water [Member]
Assets [Abstract]
Contracted concessional assets	87,165	90,252
Investments carried under the equity method	40,914	43,365
Current financial investments	14,460	14,577
Cash and cash equivalents (project companies)	8,248	13,681
Total assets	150,787	161,875
Liabilities [Abstract]
Long-term and short-term project debt	31,938	35,093
Grants and other liabilities	803	0
Total liabilities	32,741	35,093
Allocated [Member]
Assets [Abstract]
Contracted concessional assets	8,736,368	9,084,270
Investments carried under the equity method	53,002	55,784
Current financial investments	214,378	207,545
Cash and cash equivalents (project companies)	504,941	520,862
Total assets	9,508,689	9,868,461
Liabilities [Abstract]
Long-term and short-term project debt	5,218,820	5,475,208
Grants and other liabilities	1,662,379	1,636,060
Total liabilities	6,881,199	7,111,268
Unallocated [Member]
Assets [Abstract]
Other non-current assets	216,771	210,378
Other current assets (including cash and cash equivalents at holding company level)	431,816	413,500
Total assets	648,587	623,878
Liabilities [Abstract]
Long-term and short-term corporate debt	639,041	643,083
Other non-current liabilities	591,456	657,345
Other current liabilities	181,346	185,190
Total liabilities	1,411,843	1,485,618
Equity	1,864,234	1,895,453
Total liabilities and equity	$ 3,276,077	$ 3,381,071